Pensions and post-retirement benefits - Deficit reduction contributions (Details) - United Kingdom Retirement Fund (UKRF) [member] - Deficit contributions 30 September 2016 valuation [member] - Pension defined benefit plans [member] - UK [member]
£ in Millions
Dec. 31, 2018 GBP (£)
2017 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 740
2018 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	500
2019 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	500
2020 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	500
2021 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2022 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2023 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2024 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2025 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2026 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 1,000